Administrative expenses	12 Months Ended
Dec. 31, 2025
Profit or loss [abstract]
Administrative expenses

24. Administrative expenses

(a)
This caption is comprised of the following:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Services received from third parties (b)	1,348,347	1,248,183	1,202,017
Taxes and contributions	83,252	83,454	77,202
Rental expenses (c) and Note 8(e)	5,229	5,317	9,643
Total	1,436,828	1,336,954	1,288,862

(b)
Services received from third parties correspond mainly to computer equipment repair and maintenance services, credit cards associated expenses, transportation services of securities, agency rentals, advertising and public relations, customer loyalty programs, marketing on digital media, telecommunications and professional fees, among others.
(c)
During the years 2025, 2024 and 2023 correspond mainly to short-term leases, see Note 3.4(k).